OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER NON-CURRENT LIABILITIES
Summary of other non-current liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Warranty—non-current	8,589,498	9,547,294
Refundable payment from franchised stores—non-current	379,021	150,547

Other non-current liabilities	8,968,519	9,697,841